Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,501,000.00
Previously Paid Amount	0.00
Total Fee Amount	621.59
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 621.59
Narrative - Max Aggregate Offering Price	$ 4,501,000.00
Final Prospectus	true